Business Combinations - Summary of consideration transferred (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Disclosure Of Consideration Transferred [Line Items]
Cash and Cash Equivalents	¥ 23,252
Contingent consideration	4,311
Total	¥ 27,563